UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02739

Name of Fund: BlackRock Basic Value Fund, Inc.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Basic Value Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 06/30/2019

Date of reporting period: 09/30/2018

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) September 30, 2018	BlackRock Basic Value Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks — 96.6%

Auto Components — 0.7%
Lear Corp.	118,619	$17,199,755

Banks — 12.6%
Bank of America Corp.	164,184	4,836,861
Citigroup, Inc.	877,627	62,960,961
JPMorgan Chase & Co.	1,111,078	125,374,041
Regions Financial Corp.	2,172,626	39,867,687
Wells Fargo & Co.	1,714,382	90,107,918

		323,147,468
Beverages — 2.5%
Molson Coors Brewing Co., Class B	1,024,198	62,988,177

Biotechnology — 2.2%
Biogen, Inc. (a)	38,810	13,711,961
Elanco Animal Health, Inc. (a)	112,693	3,931,859
Gilead Sciences, Inc.	511,601	39,500,713

		57,144,533
Capital Markets — 2.8%
E*TRADE Financial Corp. (a)	383,465	20,089,731
Morgan Stanley	902,136	42,012,474
Nasdaq, Inc.	87,499	7,507,414
State Street Corp.	30,025	2,515,494

		72,125,113
Chemicals — 0.9%
Akzo Nobel NV — ADR (b)	724,541	22,573,075

Communications Equipment — 5.1%
Cisco Systems, Inc.	2,704,760	131,586,574

Consumer Finance — 1.5%
Ally Financial, Inc.	431,505	11,413,307
Capital One Financial Corp.	208,380	19,781,513
SLM Corp. (a)	590,834	6,587,799

		37,782,619
Containers & Packaging — 0.3%
Owens-Illinois, Inc. (a)	416,040	7,817,392

Diversified Telecommunication Services — 2.9%
Verizon Communications, Inc.	1,385,129	73,952,037

Electric Utilities — 4.7%
Exelon Corp.	1,151,272	50,264,536
FirstEnergy Corp.	1,173,709	43,626,764
PG&E Corp.	586,131	26,967,887

		120,859,187
Electrical Equipment — 2.3%
ABB, Ltd. — ADR	1,606,994	37,973,268
Hubbell, Inc.	153,524	20,506,201

		58,479,469
Food & Staples Retailing — 2.2%
Kroger Co.	751,146	21,865,860
Walgreens Boots Alliance, Inc.	481,668	35,113,597

		56,979,457
Food Products — 3.1%
JM Smucker Co.	325,056	33,353,996
Kellogg Co.	661,368	46,308,987

		79,662,983
Health Care Equipment & Supplies — 8.8%
Baxter International, Inc.	658,544	50,767,157
Koninklijke Philips NV, NY Shares (b)	774,472	35,246,221
Medtronic PLC	414,389	40,763,446
Zimmer Biomet Holdings, Inc.	756,797	99,496,102

		226,272,926

Security	Shares	Value
Health Care Providers & Services — 1.5%
Laboratory Corp. of America Holdings (a)	214,970	$37,335,990

Independent Power and Renewable Electricity Producers — 2.8%
AES Corp.	5,189,191	72,648,674

Industrial Conglomerates — 1.1%
General Electric Co.	2,508,504	28,321,010

Insurance — 4.7%
American International Group, Inc.	529,784	28,205,700
Assured Guaranty Ltd.	435,820	18,404,679
Brighthouse Financial, Inc. (a)(b)	258,951	11,455,992
Hartford Financial Services Group, Inc.	761,935	38,066,273
Lincoln National Corp.	381,608	25,819,597

		121,952,241
Media — 3.5%
Comcast Corp., Class A	935,671	33,132,110
DISH Network Corp., Class A (a)	448,531	16,039,469
Interpublic Group of Cos., Inc.	1,800,866	41,185,805

		90,357,384
Metals & Mining — 1.6%
Freeport-McMoRan, Inc.	1,419,258	19,756,071
Nucor Corp.	335,533	21,289,569

		41,045,640
Oil, Gas & Consumable Fuels — 11.0%
ConocoPhillips	608,933	47,131,414
Devon Energy Corp.	980,015	39,141,799
Marathon Oil Corp.	774,677	18,034,481
Marathon Petroleum Corp.	304,453	24,347,106
Royal Dutch Shell PLC, Class A — ADR	733,239	49,962,905
Suncor Energy, Inc.	1,354,197	52,393,882
Valero Energy Corp.	89,884	10,224,305
Williams Cos., Inc.	1,498,591	40,746,689

		281,982,581
Pharmaceuticals — 8.0%
Novartis AG — ADR	743,082	64,023,945
Pfizer, Inc.	3,193,594	140,741,688

		204,765,633
Road & Rail — 1.3%
Norfolk Southern Corp.	182,040	32,858,220

Semiconductors & Semiconductor Equipment — 3.4%
QUALCOMM, Inc.	1,217,400	87,689,322

Software — 0.9%
Oracle Corp.	465,455	23,998,860

Specialty Retail — 0.7%
Lowe’s Cos., Inc.	153,400	17,613,388

Technology Hardware, Storage & Peripherals — 1.3%
Apple Inc.	151,539	34,208,414

Wireless Telecommunication Services — 2.2%
Telephone & Data Systems, Inc.	1,715,820	52,212,403
United States Cellular Corp. (a)	125,223	5,607,486

		57,819,889

Total Long-Term Investments — 96.6% (Cost: $1,772,230,127)		2,481,168,011

1

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Basic Value Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value
Short-Term Securities — 3.9%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.97% (c)(e)	98,648,194	$98,648,194
SL Liquidity Series, LLC, Money Market Series, 2.26% (c)(d)(e)	1,780,108	1,780,286

Total Short-Term Securities — 3.9% (Cost: $100,428,438)		100,428,480

Security	Value
Total Investments — 100.5% (Cost: $1,872,658,565)	$2,581,596,491
Liabilities in Excess of Other Assets — (0.5)%	(13,573,398)

Net Assets — 100.0%	$2,568,023,093

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	Security was purchased with the cash collateral from loaned securities.
(e)

During the period ended September 30, 2018, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 06/30/18	Net Activity	Shares Held at 09/30/18	Value at 09/30/18	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	81,498,680	17,149,514	98,648,194	$98,648,194	$410,195		$—	$—
SL Liquidity Series, LLC, Money Market Series	2,849,989	(1,069,881)	1,780,108	1,780,286	1,330	(b)	15	(68)

				$100,428,480	$411,525		$15	$(68)

(a)	Includes net capital gain distributions, if applicable.
(b)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Portfolio Abbreviation

ADR	American Depositary Receipts

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

2

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Basic Value Fund, Inc.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$2,481,168,011	$—	$—	$2,481,168,011
Short-Term Securities	98,648,194	—	—	98,648,194

Subtotal	$2,579,816,205	$—	$—	$2,579,816,205

Investments Valued at NAV(b)				1,780,286

Total Investments				$2,581,596,491

(a)	See above Schedule of Investments for values in each industry.
(b)	As of September 30, 2018, certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

During the period ended September 30, 2018, there were no transfers between levels.

3

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Basic Value Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski Chief Executive Officer (principal executive officer) of BlackRock Basic Value Fund, Inc.

Date: November 19, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski Chief Executive Officer (principal executive officer) of BlackRock Basic Value Fund, Inc.

Date: November 19, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews Chief Financial Officer (principal financial officer) of BlackRock Basic Value Fund, Inc.

Date: November 19, 2018